Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Jul. 07, 2015
Document Effective Date	Jul. 07, 2015
Prospectus Date	Jul. 08, 2015
Compass EMP US Small Cap 500 Volatility Weighted Index ETF | Compass EMP US Small Cap 500 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CSA
Compass EMP International 500 Volatility Weighted Index ETF | Compass EMP International 500 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CIL
Compass EMP Emerging Market 500 Volatility Weighted Index ETF | Compass EMP Emerging Market 500 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CEZ
Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF | Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CDL
Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF | Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CSB
Compass EMP International High Dividend 100 Volatility Weighted Index ETF | Compass EMP International High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CID
Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF | Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CEY